Warrants - Series D Warrants - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Dec. 30, 2015
Class Of Warrant Or Right [Line Items]
Warrants Exercisable	13,219,597	13,219,597	94,553
Percentage of common stock outstanding		19.90%
Class of Warrant or Right, Outstanding	67,735,066	13,219,597	67,640,513
Series D Warrant
Class Of Warrant Or Right [Line Items]
Warrants Exercisable	3,503,116	3,503,116
Exercise price			$ 1.36
Percentage of common stock outstanding	16.63%
Class of Warrant or Right, Outstanding	2,361,468	3,503,116	2,361,468
Series D Warrant | Senior Secured Convertible Note
Class Of Warrant Or Right [Line Items]
Class of Warrant or Right, Outstanding	1,193
Series D Warrant | Senior Secured Convertible Note | Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Warrants Exercisable				8
Exercise price		$ 1,600,000
Percentage of common stock outstanding	16.60%
Series D Warrant | Common Stock
Class Of Warrant Or Right [Line Items]
Exercise period		5 years